SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of reflects the calculation of basic and diluted net income per ordinary share - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Allocation of net (loss) income, as adjusted	$ (806,222)	$ 1,328,853	$ (6,276)	$ 783,438
Denominator:
Basic weighted average ordinary shares outstanding	17,250,000	15,508,333	3,000,000	16,820,548
Basic net (loss) income per ordinary share	$ (0.05)	$ 0.09	$ 0.00	$ 0.05